WARRANTS (Details 1) - Warrant [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number of shares	2,493
Consultant [Member]
Number of shares	10
Weighted Average Exercise price | $ / shares	$ 3,263
Expiration date ending	2023-08
Financing 2016 [Member]
Number of shares	1,958
Weighted Average Exercise price | $ / shares	$ 0.30
Expiration date ending	2021-12
Financings 2017 [Member]
Number of shares	525
Weighted Average Exercise price | $ / shares	$ 12.67
Expiration date beginning	2022-03
Expiration date ending	2022-04